Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2016
Accrued Liabilities, Current [Abstract]
Schedule of Accrued Liabilities
As of December 31, 2016 and 2015, accrued liabilities consisted of the following (in thousands):

	December 31,
	2016	2015
Interest costs and related debt fees	$204,110	$135,336
Liquefaction Project costs	203,316	66,223
Other accrued liabilities	43	—
Total accrued liabilities	$407,469	$201,559